Segment Information - Summary of Segment Informations (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenues from sales	$ 669,186	$ 678,595	$ 435,820
Revenues	669,186	678,595	435,820
Operating profit / (loss)	(58,397)	(21,012)	43,780
Income from equity interests in associates and joint ventures	13,270	7,968	4,839
Depreciation of property, plant and equipment	171,452	145,894	87,569
(Recovery) of property, plant and equipment			(2,900)
(Recovery) / Impairment of property, plant and equipment and intangible assets, net	(6,851)	41,429
Acquisition of property, plant and equipment	96,278	(172,844)	83,648
Assets	1,923,225	1,573,289	994,016
Operating segments [member] | Upstream [member]
Disclosure of operating segments [line items]
Revenues from sales	2,419	2,046	3,108
Revenues from intersegment sales	289,421	286,585	207,480
Revenues	291,840	288,631	210,588
Operating profit / (loss)	(25,878)	(49,194)	22,483
Depreciation of property, plant and equipment	128,132	119,821	72,052
(Recovery) of property, plant and equipment			(2,900)
(Recovery) / Impairment of property, plant and equipment and intangible assets, net	(7,475)	40,561
Acquisition of property, plant and equipment	63,071	(136,589)	63,171
Assets	914,257	742,850	480,263
Operating segments [member] | Gas and power segment [member]
Disclosure of operating segments [line items]
Revenues from sales	122,254	131,055	91,176
Revenues from intersegment sales	8,060	8,697	7,862
Revenues	130,314	139,752	99,038
Operating profit / (loss)	(18,994)	2,944	16,786
Income from equity interests in associates and joint ventures	9,199	5,339	4,435
Depreciation of property, plant and equipment	1,858	1,378	928
(Recovery) / Impairment of property, plant and equipment and intangible assets, net	527	868
Acquisition of property, plant and equipment	4,905	(6,170)	1,968
Assets	209,225	199,357	129,885
Operating segments [member] | Downstream [member]
Disclosure of operating segments [line items]
Revenues from sales	536,714	531,724	338,042
Revenues from intersegment sales	3,349	3,447	1,688
Revenues	540,063	535,171	339,730
Operating profit / (loss)	4,839	40,653	7,818
Income from equity interests in associates and joint ventures	4,071	2,629	404
Depreciation of property, plant and equipment	34,295	20,805	12,285
Acquisition of property, plant and equipment	23,420	(22,455)	15,632
Assets	646,589	508,026	307,312
Operating segments [member] | Central Administration and Others [member]
Disclosure of operating segments [line items]
Revenues from sales	14,108	19,743	8,363
Revenues from intersegment sales	28,787	27,502	13,186
Revenues	42,895	47,245	21,549
Operating profit / (loss)	(22,305)	(15,866)	(6,055)
Depreciation of property, plant and equipment	7,167	3,890	2,304
(Recovery) / Impairment of property, plant and equipment and intangible assets, net	97
Acquisition of property, plant and equipment	4,882	(7,630)	2,877
Assets	152,816	129,331	82,762
Consolidation Adjustments [member]
Disclosure of operating segments [line items]
Revenues from sales	(6,309)	(5,973)	(4,869)
Revenues from intersegment sales	(329,617)	(326,231)	(230,216)
Revenues	(335,926)	(332,204)	(235,085)
Operating profit / (loss)	3,941	451	2,748
Assets	$ 338	$ (6,275)	$ (6,206)